Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2025 SGD ($) Segment shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Product Information [Line Items]
Net loss	$ 13,376,898	$ 17,200,587	$ 2,363,815	$ 1,796,344
Current liabilities exceeded current assets	2,360,552				$ 3,035,299
Accumulated deficit	$ 18,622,962		6,745,614		23,946,201
Working capital			$ 730,000		$ 120,000
Working capital percentage	103.80%		115.30%		103.80%
Working capital surplus			$ 4,750,000		$ 3,040,000.00
Deferred offering cost			927,273
Impairment of long-lived assets		$ 0	$ 0
Number of reportable segment | Segment	1	1
Insured amount					$ 100,000
Exchange rate from S$ into US$	0.7777				0.7777
Antidilutive securities | shares	0	0	0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage			40.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage			17.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage			18.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage			11.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | None Customer [Member] | Maximum [Member]
Product Information [Line Items]
Concentration risk percentage	51.10%	51.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage			68.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage			29.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | None Customer [Member] | Maximum [Member]
Product Information [Line Items]
Concentration risk percentage
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration risk percentage			63.80%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentration risk percentage			11.30%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentration risk percentage			11.10%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Maximum [Member] | Vendor C [Member]
Product Information [Line Items]
Concentration risk percentage	14.80%	14.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Maximum [Member] | None Vendor [Member]
Product Information [Line Items]
Concentration risk percentage
Depositor [Member]
Product Information [Line Items]
Insured amount					$ 250,000